Note 14 (Tables)	6 Months Ended
Jun. 30, 2026
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

DERIVATIVES — HEDGE ACCOUNTING AND FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK (MILLIONS OF EUROS)

	June 2026	December 2025
ASSETS
Derivatives - Hedge accounting	666	570
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(88)	(87)
LIABILITIES
Derivatives - Hedge accounting	2,102	1,933
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—